Match Funded Advances on Residential Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Total	$ 430,040
Variable Interest Entities
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Principal and interest	106,030
Escrow advances	231,469
Corporate advances	92,541
Total	$ 430,040